Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
(1)	Property, plant and equipment as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value

		In millions of won
Land	￦	14,135,452	(23,474)	—	(27,487)	14,084,491
Buildings		22,974,569	(52,122)	(10,041,270)	(7,073)	12,874,104
Structures		78,474,620	(172,021)	(30,171,363)	(13,205)	48,118,031
Machinery		101,062,220	(140,082)	(48,791,847)	(514,991)	51,615,300
Ships		2,068	—	(1,891)	—	177
Vehicles		371,207	(1,675)	(281,833)	(117)	87,582
Equipment		1,989,115	(149)	(1,591,890)	(42)	397,034
Tools		1,256,189	(64)	(1,073,086)	(38)	183,001
Construction-in-progress		30,313,624	(111,822)	—	(157,530)	30,044,272
Right-of-use assets		7,848,138	—	(3,788,741)	—	4,059,397
Asset retirement costs		14,348,920	—	(5,277,109)	(146,423)	8,925,388
Others		14,852,245	—	(12,106,384)	—	2,745,861

	￦	287,628,367	(501,409)	(113,125,414)	(866,906)	173,134,638

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value

		In millions of won
Land	￦	14,298,409	(27,405)	—	(27,472)	14,243,532
Buildings		24,230,827	(50,437)	(10,931,672)	(6,955)	13,241,763
Structures		83,055,890	(165,608)	(32,596,265)	(10,390)	50,283,627
Machinery		108,749,243	(127,126)	(54,015,594)	(541,864)	54,064,659
Ships		17,264	—	(3,788)	—	13,476
Vehicles		393,046	(2,045)	(305,242)	(117)	85,642
Equipment		2,168,348	(6,608)	(1,732,564)	(43)	429,133
Tools		1,306,509	(99)	(1,128,002)	(6)	178,402
Construction-in-progress		28,064,266	(135,926)	—	(22,795)	27,905,545
Right-of-use assets		5,992,724	—	(2,281,599)	—	3,711,125
Asset retirement costs		17,620,603	—	(6,185,214)	(146,422)	11,288,967
Others		15,520,160	—	(13,100,723)	—	2,419,437

	￦	301,417,289	(515,254)	(122,280,663)	(756,064)	177,865,308

Summary of Changes in Property, Plant and Equipment
(2)	Changes in property, plant and equipment for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance

		In millions of won
Land	￦	13,943,326	9,561	(54,447)	—	—	209,525	14,107,965
(Government grants)		(23,475)	—	1	—	—	—	(23,474)
Buildings		12,616,532	9,036	(19,974)	(889,539)	—	1,210,171	12,926,226
(Government grants)		(57,231)	—	—	5,174	—	(65)	(52,122)
Structures		46,258,855	630	(319,287)	(2,582,488)	(741)	4,933,083	48,290,052
(Government grants)		(180,009)	—	1,811	9,517	—	(3,340)	(172,021)
Machinery		50,038,787	268,126	(135,803)	(5,759,425)	—	7,343,697	51,755,382
(Government grants)		(157,785)	—	531	17,519	—	(347)	(140,082)
Ships		255	—	—	(103)	—	25	177
Vehicles		78,983	4,807	(4,298)	(37,980)	—	47,745	89,257
(Government grants)		(632)	(26)	—	460	—	(1,477)	(1,675)
Equipment		407,843	54,875	(667)	(184,007)	—	119,139	397,183
(Government grants)		(227)	—	—	95	—	(17)	(149)
Tools		192,387	19,389	(89)	(81,984)	—	53,362	183,065
(Government grants)		(239)	—	—	209	—	(34)	(64)
Construction-in-progress		30,964,938	12,183,430	(66,965)	—	(3,315)	(12,921,994)	30,156,094
(Government grants)		(79,126)	5,027	—	—	—	(37,723)	(111,822)
Right-of-use assets		4,542,166	78,213	(11,787)	(558,565)	—	9,370	4,059,397
Asset retirement costs		7,413,171	92	(209)	(844,518)	—	2,356,852	8,925,388
Others		2,752,081	5,311	(2,332)	(869,310)	—	860,111	2,745,861

	￦	168,710,600	12,638,471	(613,515)	(11,774,945)	(4,056)	4,178,083	173,134,638

		2022
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance

		In millions of won
Land	￦	14,107,965	9,535	(49,377)	—	—	202,814	14,270,937
(Government grants)		(23,474)	—	1	—	—	(3,932)	(27,405)
Buildings		12,926,226	3,202	(19,918)	(906,528)	(449)	1,289,667	13,292,200
(Government grants)		(52,122)	—	—	5,360	—	(3,675)	(50,437)
Structures		48,290,052	217,450	(277,308)	(2,677,395)	(3,669)	4,900,105	50,449,235
(Government grants)		(172,021)	—	1,250	9,568	—	(4,405)	(165,608)
Machinery		51,755,382	248,932	(188,924)	(5,748,407)	(33,191)	8,157,993	54,191,785
(Government grants)		(140,082)	—	405	17,283	—	(4,732)	(127,126)
Ships		177	—	—	(1,053)	—	14,352	13,476
Vehicles		89,257	1,813	(88)	(41,907)	—	38,612	87,687
(Government grants)		(1,675)	—	—	663	—	(1,033)	(2,045)
Equipment		397,183	79,369	(183)	(205,908)	(1)	165,281	435,741
(Government grants)		(149)	—	—	494	—	(6,953)	(6,608)
Tools		183,065	25,291	(180)	(77,902)	—	48,227	178,501
(Government grants)		(64)	—	—	32	—	(67)	(99)
Construction-in-progress		30,156,094	11,671,907	(197,293)	—	134,735	(13,723,972)	28,041,471
(Government grants)		(111,822)	23,155	17	—	—	(47,276)	(135,926)
Right-of-use assets		4,059,397	197,016	(2,838)	(509,068)	—	(33,382)	3,711,125
Asset retirement costs		8,925,388	—	—	(1,133,866)	—	3,497,445	11,288,967
Others		2,745,861	9,028	(22,531)	(1,036,132)	—	723,211	2,419,437

	￦	173,134,638	12,486,698	(756,967)	(12,304,766)	97,425	5,208,280	177,865,308

(3)
The Company’s subsidiaries including Korea Hydro & Nuclear Power Co., Ltd. have recognized proceeds and costs from selling items produced before its intended use, by accounting ￦94,264 million as revenue and ￦63,405 as expense in profit or loss for the year ended December 31, 2022.